Share-Based Compensation (Movements On Share Awards) (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 GBP (£)	Dec. 31, 2012 Time Vested N y s e [Member]	Dec. 31, 2011 Time Vested N y s e [Member]	Dec. 31, 2010 Time Vested N y s e [Member]	Dec. 31, 2012 Time-Vested [Member]	Dec. 31, 2011 Time-Vested [Member]	Dec. 31, 2010 Time-Vested [Member]	Dec. 31, 2011 Performance-Vested [Member]	Dec. 31, 2012 Performance-Vested [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]
Unvested at the beginning of year	0	0					17.3	17.4	11.6	0.6	3.3	5.4	0	0	0	0.1	2.0
Granted during the year	0	0					5.5	5.9	10.6	0	0	0	0		0.3	0	0
Forfeited during the year	0	0					(0.4)	(0.4)	(0.3)	0	(0.1)	(0.1)	0		0	0	(1.4)
Vested and distributed during the year	0	0					(5.9)	(5.6)	(4.5)	(0.3)	(2.6)	(2.0)	0		0	(0.1)	(0.5)
Unvested at the end of the year			0	0			16.5	17.3	17.4	0.3	0.6	3.3	0	0	0.3	0	0.1
Unvested at beginning of year Weighted Average Grant Date Fair Value	$ 20.34	£ 11.25	$ 17.25		$ 15.24
Granted during period Weighted Average Grant Date Fair Value	$ 24.84	£ 0.00	$ 26.34		$ 19.11
Forfeited during the year Weighted Average Grant Date Fair Value	$ 21.43	£ 0.00	$ 19.65		$ 19.36
Vested and distributed during the period Weighted Average Grant Date Fair Value	$ 18.96	£ 9.66	$ 18.68	£ 11.89	$ 16.04	£ 10.01
Unvested at the end of the year Weighted Average Grant Date Fair Value	$ 22.36	£ 12.90	$ 20.34	£ 11.25	$ 17.25